Related undertakings - Subsidiaries that have non-controlling interests (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2019	Mar. 31, 2017
Summary comprehensive income information
Revenue	€ 44,974	€ 43,666	€ 46,571
(Loss)/profit for the financial year	(455)	(7,644)	2,788
Other comprehensive income	2,574	1,756	(2,389)
Total comprehensive income/(expense) for the financial year	2,119	(5,888)	399
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests	465	376	349
Summary financial position information
Non-current assets	133,917	103,276		€ 113,253
Current assets	32,644	39,817		39,478
Total assets	168,168	142,862		152,500
Non-current liabilities	(72,036)	(53,894)		(61,242)
Current liabilities	(32,456)	(25,523)		(28,070)
Equity shareholders' funds	61,410	62,218		61,957
Non-controlling interests	1,215	1,227		1,231
Total equity	62,625	63,445	68,607	€ 63,188	€ 73,719
Statement of cash flows
Net cash flow from operating activities	17,379	12,980	13,600
Net cash flow from investing activities	(8,088)	(9,217)	(9,841)
Net cashflow from financing activities	(9,352)	4,437	(7,234)
Net cash flow	(61)	8,200	(3,475)
Cash and cash equivalents at beginning of period	13,637
Exchange (loss)/gain on cash and cash equivalents	(256)	11	(433)
Cash and cash equivalents at end of period	13,284	13,637
Vodacom Group Limited
Summary comprehensive income information
Revenue	5,531	5,443
(Loss)/profit for the financial year	980	940
Other comprehensive income	9	14
Total comprehensive income/(expense) for the financial year	989	954
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests	353	331
Dividends paid to non-controlling interests	322	315
Summary financial position information
Non-current assets	6,155	6,294
Current assets	2,444	2,426
Total assets	8,599	8,720
Non-current liabilities	(2,807)	(1,904)
Current liabilities	(1,866)	(2,320)
Net assets contributed into Vodafone Idea	3,926	4,496
Equity shareholders' funds	3,056	3,472
Non-controlling interests	870	1,024
Total equity	3,926	4,496
Statement of cash flows
Net cash flow from operating activities	1,992	1,758
Net cash flow from investing activities	(555)	(556)
Net cashflow from financing activities	(1,214)	(1,410)
Net cash flow	223	(208)
Cash and cash equivalents at beginning of period	684	887
Exchange (loss)/gain on cash and cash equivalents	(81)	5
Cash and cash equivalents at end of period	826	684	887
Vodafone Egypt
Summary comprehensive income information
Revenue	1,454	1,116
(Loss)/profit for the financial year	287	271
Total comprehensive income/(expense) for the financial year	287	271
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests	129	123
Dividends paid to non-controlling interests	26	269
Summary financial position information
Non-current assets	1,417	1,138
Current assets	602	515
Total assets	2,019	1,653
Non-current liabilities	(122)	(43)
Current liabilities	(929)	(1,009)
Net assets contributed into Vodafone Idea	968	601
Equity shareholders' funds	577	370
Non-controlling interests	391	231
Total equity	968	601
Statement of cash flows
Net cash flow from operating activities	477	481
Net cash flow from investing activities	(239)	(109)
Net cashflow from financing activities	(192)	(314)
Net cash flow	46	58
Cash and cash equivalents at beginning of period	226	159
Exchange (loss)/gain on cash and cash equivalents	1	9
Cash and cash equivalents at end of period	€ 273	€ 226	€ 159